Mergers and Acquisitions - Susser Acquisition (Narrative) (Details) $ in Millions			3 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Aug. 19, 2015	Jul. 31, 2015 USD ($) shares	Mar. 31, 2016 shares	Dec. 31, 2014 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 30, 2015 shares
Business Acquisition [Line Items]
Pro forma revenues | $						$ 26,300
Pro forma net income (loss) | $						$ 88
Susser [Member]
Business Acquisition [Line Items]
Percentage of membership interest acquired		100.00%			100.00%
Payments to acquire business | $		$ 967
Pro forma revenues | $				$ 742	$ 2,600
Pro forma net income (loss) | $				$ (15)	$ 18
Class B Units [Member] | Susser [Member]
Business Acquisition [Line Items]
Equity units issued (in shares)		21,978,980
Conversion ratio	1
Common Units [Member]
Business Acquisition [Line Items]
Equity units issued (in shares)			5,710,922
Partners' capital account, converted units (in shares)		79,308
Common Units [Member] | Susser [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units (in shares)		79,308
Limited partner interest, units issued (in shares)							79,308
Common Units [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units (in shares)		79,308
Common Units [Member] | Class A Units [Member] | Susser [Member]
Business Acquisition [Line Items]
Partners' capital account, units issued upon acquisition (in shares)		79,308
Subordinated Units-Affiliated [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units (in shares)		10,939,436
Subordinated Units-Affiliated [Member] | Susser [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units (in shares)		10,939,436
Limited partner interest, units issued (in shares)							10,939,436
Subordinated Units-Affiliated [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Partners' capital account, converted units (in shares)		10,939,436
Subordinated Units-Affiliated [Member] | Class A Units [Member] | Susser [Member]
Business Acquisition [Line Items]
Partners' capital account, units issued upon acquisition (in shares)		10,939,436